Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Change in valuation allowance	$ 105,321	$ 56,079
Income tax expenses	$ 232,637	$ 450,960